BCM Decathlon Conservative Portfolio
RISK/RETURN
Investment Objectives:
The Portfolio seeks income and capital appreciation.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, acquired portfolio fees and expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BCM Decathlon Conservative Portfolio		BCM Decathlon Conservative Portfolio Class 1 shares	BCM Decathlon Conservative Portfolio Class 2 shares
Management Fees		0.95%	0.95%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.76%	0.76%
Acquired Fund Fees and Expenses	[1][2]	0.30%	0.30%
Total Annual Portfolio Operating Expenses		2.01%	2.26%
Expense Reimbursements	[3]	(0.01%)	(0.01%)
Total Annual Portfolio Operating Expenses After Expense Reimbursements		2.00%	2.25%
[1]	Estimated for the Portfolio's current fiscal year.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[3]	The Portfolio's adviser has contractually agreed to waive its fees and reimburse expenses of the Portfolio, at least until April 30, 2013 to ensure that Total Annual Portfolio Operating Expenses After Expense Reimbursements (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.70% and 1.95% for Class 1 shares and Class 2 shares, respectively, of the Portfolio. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example BCM Decathlon Conservative Portfolio (USD $)	1 Year	3 Years
BCM Decathlon Conservative Portfolio Class 1 shares	203	630
BCM Decathlon Conservative Portfolio Class 2 shares	228	705

Expense Example, No Redemption BCM Decathlon Conservative Portfolio (USD $)	1 Year	3 Years
BCM Decathlon Conservative Portfolio Class 1 shares	203	630
BCM Decathlon Conservative Portfolio Class 2 shares	228	705

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  A higher portfolio turnover rate may indicate higher transaction costs.

Principal Investment Strategies:

The Portfolio is a fund-of-funds that invests primarily in a defined pool of exchange-traded funds ("ETFs").   The adviser seeks to achieve the Portfolio’s investment objective by investing primarily in a combination of ETFs that, as a whole, are expected to produce returns that track those of the AIM Decathlon Conservative Index ("Conservative Index"), a public index published by Morningstar.  The Conservative Index was created and is maintained by Algorithmic Investment Models, LLC ("AIM, LLC") and is a portfolio of 10 equally-weighted ETFs selected from a defined pool of ETFs to produce the highest expected rate of return for a conservative amount of risk, as measured by expected volatility and probability of loss.

The Conservative Index relies upon a proprietary quantitative algorithm designed by AIM, LLC to identify recognizable historical patterns in ETF prices and returns.  From a defined universe of over 100 ETFs, the algorithm ranks potential investments by highest expected return (for income and/or capital appreciation) for a conservative amount of risk.  The 10 ETFs with the highest expected risk-adjusted returns compose the Conservative Index and are reviewed every 25 trading days for ongoing inclusion or replacement.  The Portfolio seeks to produce returns that track those of the Conservative Index by utilizing the same proprietary algorithm to select the 10 ETFs with the highest expected risk-adjusted returns from the same universe of ETFs.  The adviser will review the algorithm rankings for ongoing inclusion or replacement and rebalance the Portfolio accordingly.  Due to the constantly changing constellation of ETF prices and broad range of ETFs in the defined universe of eligible ETFs, the Portfolio has no fixed asset allocation.

The a dviser may substitute cash equivalents for one or more ETFs under unfavorable investment conditions (for example, if interest rates are at historic lows and the short-term bond ETF selected by the quantitative algorithm is producing a negative yield).

The ETFs included in the Portfolio were selected to represent a diverse and wide range of asset classes.  These ETFs invest primarily in securities representing the following asset classes:

  U.S. and Foreign Common Stocks

  U.S. and Foreign Government Fixed Income Securities

  U.S. and Foreign Corporate Fixed Income Securities

  U.S. Real Estate-Related Securities ("REITS")

  U.S. and Foreign Currencies

  Commodities

The Portfolio may invest in ETFs that hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency.  Fixed income ETFs may invest in debt securities with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the adviser to be of similar credit quality.  ETFs investing in foreign securities may invest primarily in issuers from emerging market countries.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  The Portfolio is not intended to be a complete investment program.  Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio directly or through its investments in ETFs:

  Commodity Risk:  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

  Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

  Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

  ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

  Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

  Foreign Currency Risk:  Foreign currency contract and securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

  Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

  Limited History of Operation:  The Portfolio is a new mutual fund and has a limited history of operation.  The adviser has not previously managed a mutual fund.

  Management Risk:  The adviser’s dependence on the Conservative Index methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.   While the adviser does not maintain or direct the Conservative Index, t he adviser has a minority investment in AIM, which could present a conflict of interest.

  Market Risk:  Overall securities market risks may affect the value of individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.  In response to unfavorable market conditions, the adviser may temporarily invest a portion or all of the Portfolio in cash or cash equivalents instead of ETFs.  If it does so, different factors could affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

  Quantitative Investing:  The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected u sing only fundamental analysis.  The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.  In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

  Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

  Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling toll-free at 1-855-294-7538.

BCM Decathlon Moderate Portfolio
RISK/RETURN
Investment Objectives:
The Portfolio seeks income and capital appreciation.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, acquired portfolio fees and expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BCM Decathlon Moderate Portfolio		BCM Decathlon Moderate Portfolio Class 1 shares	BCM Decathlon Moderate Portfolio Class 2 shares
Management Fees		0.95%	0.95%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.76%	0.76%
Acquired Fund Fees and Expenses	[1][2]	0.40%	0.40%
Total Annual Portfolio Operating Expenses		2.11%	2.36%
Expense Reimbursements	[3]	(0.01%)	(0.01%)
Total Annual Portfolio Operating Expenses After Expense Reimbursements		2.10%	2.35%
[1]	Estimated for the Portfolio's current fiscal year.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[3]	The Portfolio's adviser has contractually agreed to waive its fees and reimburse expenses of the Portfolio, at least until April 30, 2013 to ensure that Total Annual Portfolio Operating Expenses After Expense Reimbursements (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.70% and 1.95% for Class 1 shares and Class 2 shares, respectively, of the Portfolio. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example BCM Decathlon Moderate Portfolio (USD $)	1 Year	3 Years
BCM Decathlon Moderate Portfolio Class 1 shares	213	660
BCM Decathlon Moderate Portfolio Class 2 shares	238	735

Expense Example, No Redemption BCM Decathlon Moderate Portfolio (USD $)	1 Year	3 Years
BCM Decathlon Moderate Portfolio Class 1 shares	213	660
BCM Decathlon Moderate Portfolio Class 2 shares	238	735

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  A higher portfolio turnover rate may indicate higher transaction costs.

Principal Investment Strategies.

The Portfolio is a fund-of-funds that invests primarily in a defined pool of exchange-traded funds ("ETFs").   The adviser seeks to achieve the Portfolio’s investment objective by investing primarily in a combination of ETFs that, as a whole, are expected to produce returns that track those of the AIM Decathlon Moderate Index ("Moderate Index"), a public index published by Morningstar.  The Moderate Index was created and is maintained by Algorithmic Investment Models, LLC ("AIM, LLC") and is a portfolio of 10 equally-weighted ETFs selected from a defined pool of ETFs to produce the highest expected rate of return for a moderate amount of risk, as measured by expected volatility and probability of loss.

The Moderate Index relies upon a proprietary quantitative algorithm designed by AIM, LLC to identify recognizable historical patterns in ETF prices and returns.  From a defined universe of over 100 ETFs, the algorithm ranks potential investments by highest expected return (for income and/or capital appreciation) for a moderate amount of risk.    The 10 ETFs with the highest expected risk-adjusted returns compose the Moderate Index and are reviewed every 25 trading days for ongoing inclusion or replacement.  The Portfolio seeks to produce returns that track those of the Moderate Index by utilizing the same proprietary algorithm to select the 10 ETFs with the highest expected risk-adjusted returns from the same universe of ETFs.  The adviser will review the algorithm rankings for ongoing inclusion or replacement and rebalance the Portfolio accordingly.  Due to the constantly changing constellation of ETF prices and broad range of ETFs in the defined universe of eligible ETFs, the Portfolio has no fixed asset allocation.

The adviser may substitute cash equivalents for one or more ETFs under unfavorable investment conditions (for example, if interest rates are at historic lows and the short-term bond ETF selected by the quantitative algorithm is producing a negative yield).

The ETFs included in the Portfolio were selected to represent a diverse and wide range of asset classes.  These ETFs invest primarily in securities representing the following asset classes:

  U.S. and Foreign Common Stocks

  U.S. and Foreign Government Fixed Income Securities

  U.S. and Foreign Corporate Fixed Income Securities

  U.S. Real Estate-Related Securities ("REITS")

  U.S. and Foreign Currencies

  Commodities

The Portfolio may invest in ETFs that hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency.  Fixed income ETFs may invest in debt securities with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the adviser to be of similar credit quality.  ETFs investing in foreign securities may invest primarily in issuers from emerging market countries.

Principal Investment Risks:

 As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  The Portfolio is not intended to be a complete investment program.  Many factors affect the Portfolio’s net asset value and performance.  While ~~the Portfolio invests in the same universe of ETFs as the BCM Decathlon Conservative Portfolio, the quantitative algorithm upon which ETF selection is based provides risk-adjusted rankings and may select ETFs which present more risk (based upon historic volatility) in the BCM Decathlon Moderate Portfolio than those ETFs selected for the   BCM Decathlon Conservative Portfolio.~~

~~The following risks apply to the Portfolio directly or through its investments in ETFs:~~

  ~~Commodity Risk:  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.~~

  ~~Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.~~

  ~~Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.~~

  ~~ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.~~

  ~~Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.~~

  ~~Foreign Currency Risk:  Foreign currency contract and securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.~~

  ~~Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.~~

  ~~Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.~~

  ~~Limited History of Operation:  The Portfolio is a new mutual fund and has a limited history of operation.  The adviser has not previously managed a mutual fund.~~

  ~~Management Risk:  The adviser’s dependence on the Moderate Index methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.   While the adviser does not maintain or direct the Moderate Index, the adviser has a minority investment in AIM, which could present a conflict of interest.~~

  ~~Market Risk:  Overall securities market risks may affect the value of individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.   In response to unfavorable market conditions, the adviser may temporarily invest a portion or all of the Portfolio in cash or cash equivalents instead of ETFs.  If it does so, different factors could affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.~~

  ~~Quantitative Investing:  The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis.  The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.  In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.~~

  ~~Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.~~

  ~~Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.~~

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling toll-free at ~~1-855-294-7538.~~

BCM Decathlon Aggressive Portfolio
RISK/RETURN
Investment Objectives:
The Portfolio seeks income and capital appreciation.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, acquired portfolio fees and expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BCM Decathlon Aggressive Portfolio		BCM Decathlon Aggressive Portfolio Class 1 shares	BCM Decathlon Aggressive Portfolio Class 2 shares
Management Fees		0.95%	0.95%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.76%	0.76%
Acquired Fund Fees and Expenses	[1][2]	0.50%	0.50%
Total Annual Portfolio Operating Expenses		2.21%	2.46%
Expense Reimbursements	[3]	(0.01%)	(0.01%)
Total Annual Portfolio Operating Expenses After Expense Reimbursements		2.20%	2.45%
[1]	Estimated for the Portfolio's current fiscal year.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[3]	The Portfolio's adviser has contractually agreed to waive its fees and reimburse expenses of the Portfolio, at least until April 30, 2013 to ensure that Total Annual Portfolio Operating Expenses After Expense Reimbursements (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.70% and 1.95% for Class 1 shares and Class 2 shares, respectively, of the Portfolio. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example BCM Decathlon Aggressive Portfolio (USD $)	1 Year	3 Years
BCM Decathlon Aggressive Portfolio Class 1 shares	223	690
BCM Decathlon Aggressive Portfolio Class 2 shares	248	766

Expense Example, No Redemption BCM Decathlon Aggressive Portfolio (USD $)	1 Year	3 Years
BCM Decathlon Aggressive Portfolio Class 1 shares	223	690
BCM Decathlon Aggressive Portfolio Class 2 shares	248	766

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  A higher portfolio turnover rate may indicate higher transaction costs.

Principal Investment Strategies.

The Portfolio is a fund-of-funds that invests primarily in a defined pool of exchange-traded funds ("ETFs").   The adviser seeks to achieve the Portfolio’s investment objective by investing primarily in a combination of ETFs that, as a whole, are expected to produce returns that track those of the AIM Decathlon Aggressive Index ("Aggressive Index"), a public index published by Morningstar.  The Aggressive Index was created and is maintained by Algorithmic Investment Models, LLC ("AIM, LLC") and is a portfolio of 10 equally-weighted ETFs selected from a defined pool of ETFs to produce the highest expected rate of return for a more aggressive amount of risk than either the Conservative or Moderate Indexes, as measured by expected volatility and probability of loss.

The Aggressive Index relies upon a proprietary quantitative algorithm designed by AIM, LLC to identify recognizable historical patterns in ETF prices and returns.  From a defined universe of over 100 ETFs, the algorithm ranks potential investments by highest expected return (for income and/or capital appreciation) for an aggressive amount of risk relative to the other Decathlon Indexes.    The 10 ETFs with the highest expected risk-adjusted returns compose the Aggressive Index and are reviewed every 25 trading days for ongoing inclusion or replacement.  The Portfolio seeks to produce returns that track those of the Aggressive Index by utilizing the same proprietary algorithm to select the 10 ETFs with the highest expected risk-adjusted returns from the same universe of ETFs.  The adviser will review the algorithm rankings for ongoing inclusion or replacement and rebalance the Portfolio accordingly.  Due to the constantly changing constellation of ETF prices and broad range of ETFs in the defined universe of eligible ETFs, the Portfolio has no fixed asset allocation.

The adviser may substitute cash equivalents for one or more ETFs under unfavorable investment conditions (for example, if interest rates are at historic lows and the short-term bond ETF selected by the quantitative algorithm is producing a negative yield).

The ETFs included in the Portfolio were selected to represent a diverse and wide range of asset classes.  These ETFs invest primarily in securities representing the following asset classes:

  U.S. and Foreign Common Stocks

  U.S. and Foreign Government Fixed Income Securities

  U.S. and Foreign Corporate Fixed Income Securities

  U.S. Real Estate-Related Securities ("REITS")

  U.S. and Foreign Currencies

  Commodities

The Portfolio may invest in ETFs that hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency.  Fixed income ETFs may invest in debt securities with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the adviser to be of similar credit quality.  ETFs investing in foreign securities may invest primarily in issuers from emerging market countries.

Principal Investment Risks:

 As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  The Portfolio is not intended to be a complete investment program.  Many factors affect the Portfolio’s net asset value and performance. While the Portfolio invests in the same universe of ETFs as the BCM Decathlon Conservative Portfolio and the BCM Decathlon Moderate Portfolio, the quantitative algorithm upon which ETF selection is based provides risk-adjusted rankings and the ETFs in the Portfolio may present more risk (based upon historic volatility) than those ETFs selected for the BCM Decathlon Conservative Portfolio or BCM Moderate Portfolio.

~~The following risks apply to the Portfolio directly or through its investments in ETFs.~~

  ~~Commodity Risk:  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.~~

  ~~Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.~~

  ~~Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.~~

  ~~ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.~~

  ~~Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.~~

  ~~Foreign Currency Risk:  Foreign currency contract and securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.~~

  ~~Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.~~

  ~~Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.~~

  ~~Limited History of Operation:  The Portfolio is a new mutual fund and has a limited history of operation.  The adviser has not previously managed a mutual fund.~~

  ~~Management Risk:  The adviser’s dependence on the Aggressive Index methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.   While the adviser does not maintain or direct the Aggressive Index, the adviser has a minority investment in AIM, which could present a conflict of interest.~~

  ~~Market Risk:  Overall securities market risks may affect the value of individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.   In response to unfavorable market conditions, the adviser may temporarily invest a portion or all of the Portfolio in cash or cash equivalents instead of ETFs.  If it does so, different factors could affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.~~

  ~~Quantitative Investing:  The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis.  The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.  In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.~~

  ~~Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.~~

  ~~Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.~~

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling toll-free at 1 -855-294-7538.